REPORT OF INDEPENDENT REGISTERED

PUBLIC ACCOUNTING FIRM

To the Board of Directors of

Lincoln National Life Insurance Company

and Contract Owners of Lincoln Life Flexible

Premium Variable Life Account LMB-V

Opinion on the Financial Statements

We have audited the accompanying statements of net assets of each of the subaccounts listed in the Appendix that comprise the Lincoln Life Flexible Premium Variable Life Account LMB-V (the Account) as of December 31, 2025, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the related notes to the financial statements (collectively referred to as the “financial statements”), and the financial highlights for each of the five years in the period then ended. In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the subaccounts constituting Lincoln Life Flexible Premium Variable Life Account LMB-V at December 31, 2025, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended, and each of their financial highlights for the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and the financial highlights are the responsibility of the Account’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Account’s internal control over financial reporting. Accordingly, we express no such opinion.

2000 Market Street, Philadelphia, PA 19103
T +1 215 561 7300 F +1 215 569 8709
mitchelltitus.com

Our audits included performing procedures to assess the risk of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audit provides a reasonable basis for our opinion.

We have served as the Account’s auditor since 2020.

/s/ Mitchell & Titus, LLP

Philadelphia, PA

April 10, 2026

APPENDIX

List of Subaccounts

▪	BNY Mellon Investment Portfolios - Technology Growth Portfolio - Initial Shares
▪	BNY Mellon Stock Index Fund, Inc. - Initial Shares
▪	BNY Mellon Sustainable U.S. Equity Portfolio, Inc. - Initial Shares
▪	BNY Mellon Variable Investment Fund - Appreciation Portfolio - Initial Shares
▪	Columbia Variable Portfolio - Dividend Opportunity Fund - Class 1
▪	Columbia Variable Portfolio - Government Money Market Fund - Class 1
▪	Columbia Variable Portfolio - Income Opportunities Fund - Class 1
▪	Columbia Variable Portfolio - Large Cap Growth Fund - Class 1
▪	Columbia Variable Portfolio - Small Cap Value Fund - Class 1
▪	Columbia Variable Portfolio - Strategic Income Fund - Class 1
▪	Franklin Growth and Income VIP Fund - Class 2
▪	Franklin Large Cap Growth VIP Fund - Class 2
▪	Franklin Strategic Income VIP Fund - Class 2
▪	INVESCO V.I. American Franchise Fund - Series 1
▪	INVESCO V.I. EQV International Equity Fund - Series 1
▪	INVESCO V.I. Government Securities Fund - Series 1
▪	INVESCO V.I. Technology Fund - Series 1
▪	MFS VIT II Core Equity Portfolio - Initial Class
▪	MFS VIT Growth Series - Initial Class
▪	MFS VIT II High Yield Portfolio - Initial Class
▪	MFS VIT Investor Trust Series - Initial Class
▪	MFS VIT Research Series - Initial Class
▪	MFS VIT Utilities Series - Initial Class
▪	Templeton Growth VIP Fund - Class 2

Lincoln Life Flexible Premium Variable Life Account LMB-V

STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2025

Subaccount	Investments	Total Assets	Net Assets

BNY Mellon Investment Portfolios - Technology Growth Portfolio - Initial Shares	$26,229	$26,229	$26,229
BNY Mellon Stock Index Fund, Inc. - Initial Shares	5,289,237	5,289,237	5,289,237
BNY Mellon Sustainable U.S. Equity Portfolio, Inc. - Initial Shares	91,062	91,062	91,062
BNY Mellon Variable Investment Fund - Appreciation Portfolio - Initial Shares	345,541	345,541	345,541
Columbia Variable Portfolio - Dividend Opportunity Fund - Class 1	5,316,494	5,316,494	5,316,494
Columbia Variable Portfolio - Government Money Market Fund - Class 1	1,017,432	1,017,432	1,017,432
Columbia Variable Portfolio - Income Opportunities Fund - Class 1	1,232,918	1,232,918	1,232,918
Columbia Variable Portfolio - Large Cap Growth Fund - Class 1	1,053,978	1,053,978	1,053,978
Columbia Variable Portfolio - Small Cap Value Fund - Class 1	3,256,948	3,256,948	3,256,948
Columbia Variable Portfolio - Strategic Income Fund - Class 1	1,275,338	1,275,338	1,275,338
Franklin Growth and Income VIP Fund - Class 2	4,410,972	4,410,972	4,410,972
Franklin Large Cap Growth VIP Fund - Class 2	441,325	441,325	441,325
Franklin Strategic Income VIP Fund - Class 2	1,786,615	1,786,615	1,786,615
Invesco V.I. American Franchise Fund - Series 1	714,687	714,687	714,687
Invesco V.I. EQV International Equity Fund - Series 1	4,712,468	4,712,468	4,712,468
Invesco V.I. Government Securities Fund - Series 1	114,442	114,442	114,442
Invesco V.I. Technology Fund - Series 1	1,390,537	1,390,537	1,390,537
MFS VIT Growth Series - Initial Class	3,402,062	3,402,062	3,402,062
MFS VIT Investors Trust Series - Initial Class	4,487,849	4,487,849	4,487,849
MFS VIT Research Series - Initial Class	4,683,682	4,683,682	4,683,682
MFS VIT Utilities Series - Initial Class	546,370	546,370	546,370
MFS VIT II Core Equity Portfolio - Initial Class	139,733	139,733	139,733
MFS VIT II High Yield Portfolio - Initial Class	179,214	179,214	179,214
Templeton Growth VIP Fund - Class 2	2,481,053	2,481,053	2,481,053

See accompanying notes.

Lincoln Life Flexible Premium Variable Life Account LMB-V

STATEMENTS OF OPERATIONS

Year Ended December 31, 2025

Subaccount	Dividends from investment income	Mortality expense and guarantee charges	NET INVESTMENT INCOME (LOSS)	Net realized gain (loss) on investments	Dividends from net realized gain on investments	TOTAL NET REALIZED GAIN (LOSS) ON INVESTMENTS	Net change in unrealized appreciation or depreciation on investments	NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS

BNY Mellon Investment Portfolios - Technology Growth Portfolio - Initial Shares	$-	$(261)	$(261)	$(385)	$9,945	$9,560	$(3,724)	$5,575
BNY Mellon Stock Index Fund, Inc. - Initial Shares	51,186	(35,382)	15,804	181,830	278,895	460,725	302,646	779,175
BNY Mellon Sustainable U.S. Equity Portfolio, Inc. - Initial Shares	212	(1,115)	(903)	1,519	6,781	8,300	4,183	11,580
BNY Mellon Variable Investment Fund - Appreciation Portfolio - Initial Shares	1,198	(2,740)	(1,542)	(3,186)	48,721	45,535	(15,227)	28,766
Columbia Variable Portfolio - Dividend Opportunity Fund - Class 1	-	(32,844)	(32,844)	410,894	-	410,894	344,907	722,957
Columbia Variable Portfolio - Government Money Market Fund - Class 1	37,089	(7,773)	29,316	-	-	-	-	29,316
Columbia Variable Portfolio - Income Opportunities Fund - Class 1	22,861	(7,808)	15,053	(15,149)	-	(15,149)	89,286	89,190
Columbia Variable Portfolio - Large Cap Growth Fund - Class 1	-	(8,244)	(8,244)	57,401	-	57,401	92,513	141,670
Columbia Variable Portfolio - Small Cap Value Fund - Class 1	38,832	(20,266)	18,566	41,483	536,756	578,239	(153,203)	443,602
Columbia Variable Portfolio - Strategic Income Fund - Class 1	54,068	(8,476)	45,592	(12,794)	-	(12,794)	43,191	75,989
Franklin Growth and Income VIP Fund - Class 2	90,895	(28,487)	62,408	(347,923)	391,338	43,415	530,862	636,685
Franklin Large Cap Growth VIP Fund - Class 2	-	(4,942)	(4,942)	(10,444)	82,812	72,368	(42,440)	24,986
Franklin Strategic Income VIP Fund - Class 2	79,332	(11,999)	67,333	(26,429)	18	(26,411)	64,419	105,341
Invesco V.I. American Franchise Fund - Series 1	-	(6,447)	(6,447)	21,011	63,194	84,205	(6,658)	71,100
Invesco V.I. EQV International Equity Fund - Series 1	65,215	(28,864)	36,351	(33,001)	289,453	256,452	364,593	657,396
Invesco V.I. Government Securities Fund - Series 1	3,417	(960)	2,457	(2,648)	-	(2,648)	7,384	7,193
Invesco V.I. Technology Fund - Series 1	-	(8,297)	(8,297)	166,854	149,564	316,418	(44,175)	263,946
MFS VIT Growth Series - Initial Class	-	(21,772)	(21,772)	56,208	581,727	637,935	(254,866)	361,297
MFS VIT Investors Trust Series - Initial Class	68,958	(29,447)	39,511	102,877	1,764,781	1,867,658	(1,384,581)	522,588
MFS VIT Research Series - Initial Class	43,210	(28,962)	14,248	80,614	1,058,900	1,139,514	(629,905)	523,857
MFS VIT Utilities Series - Initial Class	15,085	(4,707)	10,378	5,699	6,899	12,598	44,669	67,645
MFS VIT II Core Equity Portfolio - Initial Class	606	(1,035)	(429)	884	13,507	14,391	682	14,644
MFS VIT II High Yield Portfolio - Initial Class	11,468	(2,224)	9,244	(1,044)	-	(1,044)	3,738	11,938
Templeton Growth VIP Fund - Class 2	20,780	(15,088)	5,692	83,613	178,401	262,014	226,540	494,246

See accompanying notes.

Lincoln Life Flexible Premium Variable Life Account LMB-V

STATEMENTS OF CHANGES IN NET ASSETS

Years Ended December 31, 2024 and 2025

	BNY Mellon Investment Portfolios - Technology Growth Portfolio - Initial Shares	BNY Mellon Stock Index Fund, Inc. - Initial Shares	BNY Mellon Sustainable U.S. Equity Portfolio, Inc. - Initial Shares	BNY Mellon Variable Investment Fund - Appreciation Portfolio - Initial Shares	Columbia Variable Portfolio - Dividend Opportunity Fund - Class 1	Columbia Variable Portfolio - Government Money Market Fund - Class 1	Columbia Variable Portfolio - Income Opportunities Fund - Class 1
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount

NET ASSETS AT JANUARY 1, 2024	$17,223	$4,283,691	$67,117	$333,856	$4,686,553	$904,408	$1,069,520

Changes From Operations:
Net investment income (loss)	(227)	20,315	(615)	(1,460)	(32,186)	37,954	55,640
Total net realized gain (loss) on investments	217	498,598	1,477	22,745	344,609	-	(13,950)
Net change in unrealized appreciation or depreciation on investments	4,218	465,668	14,630	16,388	360,152	-	15,239

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	4,208	984,581	15,492	37,673	672,575	37,954	56,929

Change From Unit Transactions:
Net unit transactions	(651)	(443,829)	(1,184)	(45,272)	(350,629)	13,544	21,446

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(651)	(443,829)	(1,184)	(45,272)	(350,629)	13,544	21,446

TOTAL INCREASE (DECREASE) IN NET ASSETS	3,557	540,752	14,308	(7,599)	321,946	51,498	78,375

NET ASSETS AT DECEMBER 31, 2024	20,780	4,824,443	81,425	326,257	5,008,499	955,906	1,147,895

Changes From Operations:
Net investment income (loss)	(261)	15,804	(903)	(1,542)	(32,844)	29,316	15,053
Total net realized gain (loss) on investments	9,560	460,725	8,300	45,535	410,894	-	(15,149)
Net change in unrealized appreciation or depreciation on investments	(3,724)	302,646	4,183	(15,227)	344,907	-	89,286

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	5,575	779,175	11,580	28,766	722,957	29,316	89,190

Change From Unit Transactions:
Net unit transactions	(126)	(314,381)	(1,943)	(9,482)	(414,962)	32,210	(4,167)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(126)	(314,381)	(1,943)	(9,482)	(414,962)	32,210	(4,167)

TOTAL INCREASE (DECREASE) IN NET ASSETS	5,449	464,794	9,637	19,284	307,995	61,526	85,023

NET ASSETS AT DECEMBER 31, 2025	$26,229	$5,289,237	$91,062	$345,541	$5,316,494	$1,017,432	$1,232,918

See accompanying notes.

Lincoln Life Flexible Premium Variable Life Account LMB-V

STATEMENTS OF CHANGES IN NET ASSETS

Years Ended December 31, 2024 and 2025

	Columbia Variable Portfolio - Large Cap Growth Fund - Class 1	Columbia Variable Portfolio - Small Cap Value Fund - Class 1	Columbia Variable Portfolio - Strategic Income Fund - Class 1	Franklin Growth and Income VIP Fund - Class 2	Franklin Large Cap Growth VIP Fund - Class 2	Franklin Strategic Income VIP Fund - Class 2	Invesco V.I. American Franchise Fund - Series 1
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount

NET ASSETS AT JANUARY 1, 2024	$813,182	$2,943,177	$1,109,608	$3,918,991	$358,034	$1,542,824	$606,490

Changes From Operations:
Net investment income (loss)	(7,737)	3,809	44,423	65,651	(4,806)	60,937	(6,478)
Total net realized gain (loss) on investments	125,906	141,065	(8,839)	(415,618)	44,349	(19,928)	15,376
Net change in unrealized appreciation or depreciation on investments	121,027	106,981	9,902	997,850	48,116	11,235	182,755

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	239,196	251,855	45,486	647,883	87,659	52,244	191,653

Change From Unit Transactions:
Net unit transactions	(103,555)	(94,550)	46,776	(435,893)	(27,054)	74,726	(114,947)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(103,555)	(94,550)	46,776	(435,893)	(27,054)	74,726	(114,947)

TOTAL INCREASE (DECREASE) IN NET ASSETS	135,641	157,305	92,262	211,990	60,605	126,970	76,706

NET ASSETS AT DECEMBER 31, 2024	948,823	3,100,482	1,201,870	4,130,981	418,639	1,669,794	683,196

Changes From Operations:
Net investment income (loss)	(8,244)	18,566	45,592	62,408	(4,942)	67,333	(6,447)
Total net realized gain (loss) on investments	57,401	578,239	(12,794)	43,415	72,368	(26,411)	84,205
Net change in unrealized appreciation or depreciation on investments	92,513	(153,203)	43,191	530,862	(42,440)	64,419	(6,658)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	141,670	443,602	75,989	636,685	24,986	105,341	71,100

Change From Unit Transactions:
Net unit transactions	(36,515)	(287,136)	(2,521)	(356,694)	(2,300)	11,480	(39,609)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(36,515)	(287,136)	(2,521)	(356,694)	(2,300)	11,480	(39,609)

TOTAL INCREASE (DECREASE) IN NET ASSETS	105,155	156,466	73,468	279,991	22,686	116,821	31,491

NET ASSETS AT DECEMBER 31, 2025	$1,053,978	$3,256,948	$1,275,338	$4,410,972	$441,325	$1,786,615	$714,687

See accompanying notes.

Lincoln Life Flexible Premium Variable Life Account LMB-V

STATEMENTS OF CHANGES IN NET ASSETS

Years Ended December 31, 2024 and 2025

	Invesco V.I. EQV International Equity Fund - Series 1	Invesco V.I. Government Securities Fund - Series 1	Invesco V.I. Technology Fund - Series 1	MFS VIT Growth Series - Initial Class	MFS VIT Investors Trust Series - Initial Class	MFS VIT Research Series - Initial Class	MFS VIT Utilities Series - Initial Class
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount

NET ASSETS AT JANUARY 1, 2024	$4,231,495	$118,585	$1,258,468	$2,975,820	$4,041,733	$4,197,965	$508,072

Changes From Operations:
Net investment income (loss)	48,184	1,854	(8,214)	(21,594)	(590)	(2,496)	7,076
Total net realized gain (loss) on investments	48,539	(2,334)	(132,724)	464,905	530,120	406,824	27,782
Net change in unrealized appreciation or depreciation on investments	(100,971)	1,711	535,507	415,510	189,615	324,268	17,643

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(4,248)	1,231	394,569	858,821	719,145	728,596	52,501

Change From Unit Transactions:
Net unit transactions	190,079	1	(354,683)	(679,474)	(555,874)	(534,622)	(58,420)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	190,079	1	(354,683)	(679,474)	(555,874)	(534,622)	(58,420)

TOTAL INCREASE (DECREASE) IN NET ASSETS	185,831	1,232	39,886	179,347	163,271	193,974	(5,919)

NET ASSETS AT DECEMBER 31, 2024	4,417,326	119,817	1,298,354	3,155,167	4,205,004	4,391,939	502,153

Changes From Operations:
Net investment income (loss)	36,351	2,457	(8,297)	(21,772)	39,511	14,248	10,378
Total net realized gain (loss) on investments	256,452	(2,648)	316,418	637,935	1,867,658	1,139,514	12,598
Net change in unrealized appreciation or depreciation on investments	364,593	7,384	(44,175)	(254,866)	(1,384,581)	(629,905)	44,669

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	657,396	7,193	263,946	361,297	522,588	523,857	67,645

Change From Unit Transactions:
Net unit transactions	(362,254)	(12,568)	(171,763)	(114,402)	(239,743)	(232,114)	(23,428)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(362,254)	(12,568)	(171,763)	(114,402)	(239,743)	(232,114)	(23,428)

TOTAL INCREASE (DECREASE) IN NET ASSETS	295,142	(5,375)	92,183	246,895	282,845	291,743	44,217

NET ASSETS AT DECEMBER 31, 2025	$4,712,468	$114,442	$1,390,537	$3,402,062	$4,487,849	$4,683,682	$546,370

See accompanying notes.

Lincoln Life Flexible Premium Variable Life Account LMB-V

STATEMENTS OF CHANGES IN NET ASSETS

Years Ended December 31, 2024 and 2025

	MFS VIT II Core Equity Portfolio - Initial Class	MFS VIT II High Yield Portfolio - Initial Class	Templeton Growth VIP Fund - Class 2
	Subaccount	Subaccount	Subaccount

NET ASSETS AT JANUARY 1, 2024	$122,927	$156,222	$2,208,078

Changes From Operations:
Net investment income (loss)	(270)	7,996	6,685
Total net realized gain (loss) on investments	11,150	(440)	(7,195)
Net change in unrealized appreciation or depreciation on investments	10,525	1,238	100,833

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	21,405	8,794	100,323

Change From Unit Transactions:
Net unit transactions	(19,381)	3,781	6,561

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(19,381)	3,781	6,561

TOTAL INCREASE (DECREASE) IN NET ASSETS	2,024	12,575	106,884

NET ASSETS AT DECEMBER 31, 2024	124,951	168,797	2,314,962

Changes From Operations:
Net investment income (loss)	(429)	9,244	5,692
Total net realized gain (loss) on investments	14,391	(1,044)	262,014
Net change in unrealized appreciation or depreciation on investments	682	3,738	226,540

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	14,644	11,938	494,246

Change From Unit Transactions:
Net unit transactions	138	(1,521)	(328,155)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	138	(1,521)	(328,155)

TOTAL INCREASE (DECREASE) IN NET ASSETS	14,782	10,417	166,091

NET ASSETS AT DECEMBER 31, 2025	$139,733	$179,214	$2,481,053

See accompanying notes.

Lincoln Life Flexible Premium Variable Life Account LMB-V

NOTES TO FINANCIAL STATEMENTS

December 31, 2025

1. ACCOUNTING POLICIES AND VARIABLE ACCOUNT INFORMATION

The Variable Account:

Effective October 1, 2021, Lincoln Life Assurance Company of Boston, a wholly owned subsidiary of Lincoln National Life Insurance Company (“Lincoln Life”), merged with and into Lincoln Life (the “Company”). Also effective October 1, 2021, LLAC Variable Account is now known as Lincoln Life Flexible Premium Variable Life Account LMB-V (“the Variable Account”). The Variable Account is a separate investment account established by the Company to receive and invest premium payments from individual variable life insurance contracts issued by the Company. The Variable Account is registered with the Securities and Exchange Commission as a Unit Investment Trust under the Investment Company Act of 1940 and invests in shares of eligible funds. Accordingly, the Variable Account follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 Financial Services – Investment Companies. The assets of the Variable Account are owned by the Company. The Variable Account offers two products, as follows:

- Spectrum Select

- Spectrum Select Plus

As of January 1, 2009, the Company no longer offers Variable Life Insurance policies for sale.

Basis of Presentation:

The accompanying financial statements have been prepared in accordance with U.S. generally accepted accounting principles (GAAP) for unit investment trusts.

Accounting Estimates:

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions affecting the reported amounts as of the date of the financial statements. Those estimates are inherently subject to change and actual results could differ from those estimates. Included among the material (or potentially material) reported amounts that require use of estimates is the fair value of certain assets.

Investments:

The assets of the Variable Account are divided into variable subaccounts, each of which may be invested in shares of one of twenty-four open-ended mutual funds (the Funds) of seven management investment companies, each Fund with its own investment objective. The Funds are:

BNY Mellon Investment Adviser, Inc.:

BNY Mellon Investment Portfolios - Technology Growth Portfolio - Initial Shares

BNY Mellon Stock Index Fund, Inc. - Initial Shares

BNY Mellon Sustainable U.S. Equity Portfolio, Inc. - Initial Shares

BNY Mellon Variable Investment Fund - Appreciation Portfolio - Initial Shares

Columbia Funds Variable Insurance Trust:

Columbia Variable Portfolio - Small Cap Value Fund - Class 1

Columbia Variable Portfolio - Strategic Income Fund - Class 1

Columbia Funds Variable Series Trust II:

Columbia Variable Portfolio - Dividend Opportunity Fund - Class 1

Columbia Variable Portfolio - Government Money Market Fund - Class 1

Columbia Variable Portfolio - Income Opportunities Fund - Class 1

Columbia Variable Portfolio - Large Cap Growth Fund - Class 1

Franklin Templeton Funds, Inc.:

Franklin Growth and Income VIP Fund - Class 2

Franklin Large Cap Growth VIP Fund - Class 2

Franklin Strategic Income VIP Fund - Class 2

Templeton Growth VIP Fund - Class 2

Invesco Variable Insurance Funds, Inc.:

Invesco V.I. American Franchise Fund - Series 1

Invesco V.I. EQV International Equity Fund - Series 1

Invesco V.I. Government Securities Fund - Series 1

Invesco V.I. Technology Fund - Series 1

MFS Variable Insurance Trust:

MFS VIT Growth Series - Initial Class

MFS VIT Investors Trust Series - Initial Class

MFS VIT Research Series - Initial Class

MFS VIT Utilities Series - Initial Class

MFS Variable Insurance Trust II:

MFS VIT II Core Equity Portfolio - Initial Class

MFS VIT II High Yield Portfolio - Initial Class

Investments in the Funds are valued at their closing net asset value ("NAV") as determined by the respective mutual fund. Transactions are recorded on the trade date. Realized gains and losses on sales of investments are computed on the basis of the identified cost of the investment sold.

Investments in the Funds are stated at fair value as determined by the closing NAV per share on December 31, 2025. NAV is quoted by the Funds as derived by the fair value of the Funds' underlying investments. The difference between cost and NAV is reflected as unrealized appreciation or depreciation of investments. There are no redemption restrictions on investments in the Funds.

Lincoln Life Flexible Premium Variable Life Account LMB-V

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2025

Dividends:

Dividends paid to the Variable Account are automatically reinvested in shares of the Funds on the payable date. Dividend income is recorded on the ex-dividend date.

Federal Income Taxes:

The operations of the Variable Account are part of the operations of the Company and are not taxed separately. The Company qualifies for the federal income tax treatment granted to life insurance companies under Subchapter L of the Internal Revenue Code (the “Code”). Under existing federal income tax law, investment income and realized gain distributions earned by the Variable Account on policy owner reserves are not taxable, and therefore, no provision has been made for federal income taxes. In the event of a change in applicable tax law, the Company will review this policy and if necessary a provision may be made in future years.

Policy Loans:

Policy holders are permitted to borrow against the cash value of their account. The loan proceeds are deducted from the Variable Account and recorded in the Company’s general account as an asset.

Diversification Requirements:

Under the provisions of Section 817(h) of the Code, a variable life policy, other than a policy issued in connection with certain types of employee benefit plans, will not be treated as a life insurance policy for federal tax purposes for any period for which the investments of the segregated asset account on which the policy is based are not adequately diversified. The Code provides that the “adequately diversified” requirement may be met if the underlying investments satisfy either a statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of Treasury. The Internal Revenue Service has issued regulations under Section 817(h) of the Code. The Company believes that the Variable Account satisfies the current requirements of the regulations, and it intends that the Variable Account will continue to meet such requirements.

ASU 2023-07 Considerations:

In this reporting period, we adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures ("ASU 2023-07"). Adoption of the new standard impacted financial statement disclosures only and did not affect our financial position or the results of its operations.

Each subaccount of the Variable Account constitutes a single operating segment and therefore, a single reportable segment because the CODM manages the activities of the Variable Account using information of each fund. The Variable Account is engaged in a single line of business as a registered unit investment trust. The Variable Account is a funding vehicle for individual variable life contracts with assets owned by the Company to support the liabilities of the applicable insurance contracts. The subaccounts have identified the Board of Directors of the Lincoln Financial Investments, Corporation as the chief operating decision maker ("CODM") as the Variable Account does not have employees and is not a separate legal entity.

The CODM uses Increase (decrease) in net assets from operations as their performance measure in order to make operational decisions while monitoring the net assets of each of the subaccounts within the Variable Account. The Accounting policies used to measure profit and loss of the segments are the same as those described in the Accounting Policies and Variable Account Information (see note 1). The measure of segment assets is reported on the Statements of assets and liabilities as Total Assets and significant segment expenses are listed on the Statements of operations. Refer to the Statements of operations and Statements of changes in net assets for each subaccount's operating segment results as of December 31, 2025 and 2024.

2. MORTALITY AND EXPENSE GUARANTEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Company’s Spectrum Select, a modified single payment variable universal life insurance policy, has no deductions made from purchase payments for sales charges at the time of purchase. In the event of a policy termination, a contingent deferred sales charge, based upon a graded table of charges, is deducted and recorded on the Statements of Changes in Net Assets. Daily deductions are made from each subaccount for assumption of mortality and expense risk fees at an annual rate of 1.65% of policy value. These deductions are recorded on the Statements of Operations.

The Company’s Spectrum Select Plus, a flexible premium variable universal life insurance policy, has a deduction made from each purchase payment for taxes and sales charges at the time of purchase. In the event of a policy termination, a contingent deferred sales charge, based upon a graded table of charges, is deducted and recorded on the Statements of Changes in Net Assets. Daily deductions are made from each subaccount for assumption of mortality and expense risk fees at an annual rate of 0.60% of policy value. These deductions are recorded on the Statements of Operations.

A monthly cost of insurance charge to cover the cost of providing insurance is deducted from each policy holder’s account at the beginning of each month. An annual policy charge to cover the cost of policy administration is deducted from each policy holder’s account on the policy anniversary date. These charges are reported on the Statements of Changes in Net Assets.

The Company has absorbed all organizational expenses including the fees of registering the Variable Account and its policies for distribution under federal and state securities laws.

Lincoln Life Flexible Premium Variable Life Account LMB-V

NOTES TO FINANCIAL STATEMENTS (Continued)

3.  FINANCIAL HIGHLIGHTS

A summary of the fee rates, unit values, units outstanding, net assets and total return and investment income ratios for variable life policies as of and for each year or period in the five years ended December 31, 2025, follows:

Subaccount	Year	Minimum Fee Rate (1)	Maximum Fee Rate (1)	Minimum Unit Value (2)	Maximum Unit Value (2)	Units Outstanding	Net Assets	Minimum Total Return (3)	Maximum Total Return (3)	Investment Income Ratio (4)

BNY Mellon Investment Portfolios - Technology Growth Portfolio - Initial Shares	2025	0.60%	1.65%	$68.29	$76.48	364	$26,229	26.07%	27.39%	0.00%
	2024	0.60%	1.65%	54.17	60.04	365	20,780	23.67%	24.98%	0.00%
	2023	0.60%	1.65%	43.80	48.04	377	17,223	56.82%	58.47%	0.00%
	2022	0.60%	1.65%	27.93	30.31	1,000	28,896	-47.26%	-46.71%	0.00%
	2021	0.60%	1.65%	52.97	56.88	884	47,717	11.09%	12.26%	0.00%

BNY Mellon Stock Index Fund, Inc. - Initial Shares	2025	0.60%	1.65%	50.02	62.40	87,006	5,289,237	15.61%	16.83%	1.01%
	2024	0.60%	1.65%	43.26	53.42	92,669	4,824,443	22.61%	23.91%	1.18%
	2023	0.60%	1.65%	35.28	43.11	101,741	4,283,691	23.87%	25.18%	1.41%
	2022	0.60%	1.65%	28.48	34.44	112,458	3,776,935	-19.65%	-18.81%	1.27%
	2021	0.60%	1.65%	35.45	42.41	114,501	4,738,512	26.29%	27.63%	1.15%

BNY Mellon Sustainable U.S. Equity Portfolio, Inc. - Initial Shares	2025	0.60%	1.65%	31.10	41.57	2,704	91,062	14.07%	15.28%	0.25%
	2024	0.60%	1.65%	27.26	36.07	2,758	81,425	22.84%	24.14%	0.54%
	2023	0.60%	1.65%	22.19	29.05	2,798	67,117	21.80%	23.08%	0.72%
	2022	0.60%	1.65%	18.22	23.60	2,854	56,185	-24.13%	-23.33%	0.49%
	2021	0.60%	1.65%	24.02	30.79	2,839	73,094	24.97%	26.24%	0.76%

BNY Mellon Variable Investment Fund - Appreciation Portfolio - Initial Shares	2025	0.60%	1.65%	45.01	55.19	6,578	345,541	8.27%	9.41%	0.36%
	2024	0.60%	1.65%	41.57	50.44	6,772	326,257	10.95%	12.13%	0.42%
	2023	0.60%	1.65%	37.47	44.98	7,872	333,856	19.00%	20.25%	0.72%
	2022	0.60%	1.65%	31.49	37.41	9,093	317,399	-19.40%	-18.55%	0.63%
	2021	0.60%	1.65%	39.07	45.93	9,253	397,807	25.06%	26.35%	0.45%

Columbia Variable Portfolio - Dividend Opportunity Fund - Class 1	2025	0.60%	1.65%	36.14	43.06	124,553	5,316,494	13.94%	15.14%	0.00%
	2024	0.60%	1.65%	31.72	37.40	135,014	5,008,499	13.52%	14.72%	0.00%
	2023	0.60%	1.65%	27.94	32.60	144,908	4,686,553	3.37%	4.46%	0.00%
	2022	0.60%	1.65%	27.03	31.20	137,307	4,246,396	-2.73%	-1.70%	0.00%
	2021	0.60%	1.65%	27.79	31.74	167,690	5,278,860	24.12%	25.40%	0.00%

Columbia Variable Portfolio - Government Money Market Fund - Class 1	2025	0.60%	1.65%	10.07	13.63	79,803	1,017,432	2.27%	3.35%	3.76%
	2024	0.60%	1.65%	9.84	13.18	77,632	955,906	3.27%	4.37%	4.92%
	2023	0.60%	1.65%	9.53	12.63	76,808	904,408	3.02%	4.10%	4.48%
	2022	0.60%	1.65%	9.25	12.14	95,678	1,042,826	-0.45%	0.60%	0.97%
	2021	0.60%	1.65%	9.29	12.06	146,570	1,548,641	-1.69%	-0.58%	0.01%

Subaccount	Year	Minimum Fee Rate (1)	Maximum Fee Rate (1)	Minimum Unit Value (2)	Maximum Unit Value (2)	Units Outstanding	Net Assets	Minimum Total Return (3)	Maximum Total Return (3)	Investment Income Ratio (4)

Columbia Variable Portfolio - Income Opportunities Fund - Class 1	2025	0.60%	1.65%	21.81	28.80	43,780	1,232,918	7.00%	8.13%	1.92%
	2024	0.60%	1.65%	20.39	26.64	44,061	1,147,895	4.16%	5.27%	5.71%
	2023	0.60%	1.65%	19.57	25.31	43,316	1,069,520	9.74%	10.90%	5.17%
	2022	0.60%	1.65%	17.83	22.82	44,125	981,220	-11.48%	-10.55%	5.04%
	2021	0.60%	1.65%	20.15	25.51	48,958	1,219,602	2.81%	3.87%	9.28%

Columbia Variable Portfolio - Large Cap Growth Fund - Class 1	2025	0.60%	1.65%	37.43	55.10	21,260	1,053,978	14.24%	15.44%	0.00%
	2024	0.60%	1.65%	32.77	47.73	21,976	948,823	29.17%	30.54%	0.00%
	2023	0.60%	1.65%	25.37	36.56	24,550	813,182	40.83%	42.31%	0.00%
	2022	0.60%	1.65%	18.01	25.69	29,286	684,859	-32.51%	-31.79%	0.00%
	2021	0.60%	1.65%	26.69	37.67	29,389	1,004,963	26.61%	27.96%	0.00%

Columbia Variable Portfolio - Small Cap Value Fund - Class 1	2025	0.60%	1.65%	80.07	107.32	30,832	3,256,948	13.11%	14.30%	1.22%
	2024	0.60%	1.65%	70.79	93.89	33,539	3,100,482	7.08%	8.21%	0.80%
	2023	0.60%	1.65%	66.11	86.76	34,541	2,943,177	19.95%	21.22%	0.75%
	2022	0.60%	1.65%	55.11	71.58	38,078	2,672,695	-10.19%	-9.24%	0.70%
	2021	0.60%	1.65%	61.37	78.86	42,453	3,283,810	27.09%	28.42%	0.68%

Columbia Variable Portfolio - Strategic Income Fund - Class 1	2025	0.60%	1.65%	25.42	33.02	39,768	1,275,338	5.56%	6.68%	4.37%
	2024	0.60%	1.65%	24.08	30.95	39,961	1,201,870	2.98%	4.07%	4.56%
	2023	0.60%	1.65%	23.39	29.74	38,382	1,109,608	7.88%	9.02%	3.59%
	2022	0.60%	1.65%	21.68	27.28	39,073	1,033,734	-12.82%	-11.90%	2.72%
	2021	0.60%	1.65%	24.86	30.96	43,150	1,296,101	0.40%	1.47%	5.57%

Franklin Growth and Income VIP Fund - Class 2	2025	0.60%	1.65%	44.03	51.14	87,255	4,410,972	14.99%	16.20%	2.13%
	2024	0.60%	1.65%	38.29	44.01	94,880	4,130,981	16.05%	17.28%	2.32%
	2023	0.60%	1.65%	32.99	37.52	105,436	3,918,991	7.20%	8.33%	2.15%
	2022	0.60%	1.65%	30.78	34.64	103,698	3,555,471	-8.33%	-7.36%	2.85%
	2021	0.60%	1.65%	33.57	37.39	119,323	4,418,526	23.19%	24.51%	2.49%

Franklin Large Cap Growth VIP Fund - Class 2	2025	0.60%	1.65%	41.70	52.15	9,588	441,325	5.46%	6.58%	0.00%
	2024	0.60%	1.65%	39.54	48.93	9,670	418,639	24.22%	25.54%	0.00%
	2023	0.60%	1.65%	31.83	38.98	10,327	358,034	38.15%	39.60%	0.00%
	2022	0.60%	1.65%	23.04	27.92	13,849	341,088	-37.57%	-36.92%	0.00%
	2021	0.60%	1.65%	36.91	44.26	12,551	489,930	13.39%	14.57%	0.00%

Subaccount	Year	Minimum Fee Rate (1)	Maximum Fee Rate (1)	Minimum Unit Value (2)	Maximum Unit Value (2)	Units Outstanding	Net Assets	Minimum Total Return (3)	Maximum Total Return (3)	Investment Income Ratio (4)

Franklin Strategic Income VIP Fund - Class 2	2025	0.60%	1.65%	21.74	27.69	66,410	1,786,615	5.49%	6.60%	4.59%
	2024	0.60%	1.65%	20.61	25.97	66,129	1,669,794	2.31%	3.40%	4.52%
	2023	0.60%	1.65%	20.15	25.12	63,123	1,542,824	6.42%	7.54%	4.39%
	2022	0.60%	1.65%	18.93	23.36	62,946	1,429,642	-12.21%	-11.28%	4.18%
	2021	0.60%	1.65%	21.57	26.33	68,681	1,759,916	0.47%	1.50%	3.24%

Invesco V.I. American Franchise Fund - Series 1	2025	0.60%	1.65%	29.82	46.04	18,161	714,687	9.84%	11.00%	0.00%
	2024	0.60%	1.65%	27.14	41.48	19,370	683,196	32.67%	34.08%	0.00%
	2023	0.60%	1.65%	20.46	30.93	23,292	606,490	38.63%	40.09%	0.00%
	2022	0.60%	1.65%	14.76	22.08	28,535	526,667	-32.24%	-31.52%	0.00%
	2021	0.60%	1.65%	21.78	32.25	27,315	730,270	10.11%	11.25%	0.00%

Invesco V.I. EQV International Equity Fund - Series 1	2025	0.60%	1.65%	17.95	26.50	181,184	4,712,468	14.59%	15.80%	1.43%
	2024	0.60%	1.65%	15.66	22.88	196,611	4,417,326	-1.04%	0.01%	1.75%
	2023	0.60%	1.65%	15.83	22.88	188,518	4,231,495	16.22%	17.44%	0.20%
	2022	0.60%	1.65%	13.62	19.48	194,940	3,726,380	-19.64%	-18.79%	1.65%
	2021	0.60%	1.65%	16.95	23.99	199,706	4,699,212	4.18%	5.27%	1.33%

Invesco V.I. Government Securities Fund - Series 1	2025	0.60%	1.65%	15.12	19.82	6,097	114,442	5.61%	6.73%	2.92%
	2024	0.60%	1.65%	14.32	18.57	6,929	119,817	0.05%	1.11%	2.48%
	2023	0.60%	1.65%	14.31	18.37	7,061	118,586	2.91%	4.00%	2.08%
	2022	0.60%	1.65%	13.90	17.66	6,574	105,918	-11.76%	-10.83%	1.78%
	2021	0.60%	1.65%	15.76	19.81	7,550	138,398	-3.84%	-2.84%	2.37%

Invesco V.I. Technology Fund - Series 1	2025	0.60%	1.65%	61.38	79.18	22,568	1,390,537	19.75%	18.50%	0.00%
	2024	0.60%	1.65%	51.26	66.82	25,225	1,298,354	33.46%	32.06%	0.00%
	2023	0.60%	1.65%	38.41	50.60	32,627	1,258,468	46.07%	44.55%	0.00%
	2022	0.60%	1.65%	26.30	35.00	42,873	1,132,182	-40.31%	-40.93%	0.00%
	2021	0.60%	1.65%	44.05	59.26	30,982	1,369,785	12.53%	13.71%	0.00%

MFS VIT Growth Series - Initial Class	2025	0.60%	1.65%	35.38	60.57	58,868	3,402,062	10.36%	11.52%	0.00%
	2024	0.60%	1.65%	32.06	54.31	60,919	3,155,167	29.30%	30.68%	0.00%
	2023	0.60%	1.65%	24.79	41.56	75,057	2,975,820	33.65%	35.05%	0.00%
	2022	0.60%	1.65%	18.55	30.78	90,584	2,656,613	-32.75%	-32.04%	0.00%
	2021	0.60%	1.65%	27.59	45.29	79,537	3,418,083	21.54%	22.80%	0.00%

Subaccount	Year	Minimum Fee Rate (1)	Maximum Fee Rate (1)	Minimum Unit Value (2)	Maximum Unit Value (2)	Units Outstanding	Net Assets	Minimum Total Return (3)	Maximum Total Return (3)	Investment Income Ratio (4)

MFS VIT Investors Trust Series - Initial Class	2025	0.60%	1.65%	44.57	56.70	80,876	4,487,849	11.71%	12.89%	1.59%
	2024	0.60%	1.65%	39.89	50.23	85,551	4,205,004	17.56%	18.80%	0.69%
	2023	0.60%	1.65%	33.94	42.28	97,664	4,041,733	17.04%	18.27%	0.71%
	2022	0.60%	1.65%	29.00	35.75	103,621	3,628,047	-17.85%	-16.99%	0.63%
	2021	0.60%	1.65%	35.30	43.06	106,895	4,509,640	24.73%	26.05%	0.64%

MFS VIT Research Series - Initial Class	2025	0.60%	1.65%	39.01	56.20	84,855	4,683,682	11.00%	12.18%	0.95%
	2024	0.60%	1.65%	35.14	50.10	89,419	4,391,939	16.92%	18.16%	0.61%
	2023	0.60%	1.65%	30.06	42.40	100,886	4,197,965	20.42%	21.69%	0.50%
	2022	0.60%	1.65%	24.96	34.84	110,432	3,774,039	-18.56%	-17.71%	0.46%
	2021	0.60%	1.65%	30.65	42.34	112,275	4,662,572	22.75%	24.06%	0.55%

MFS VIT Utilities Series - Initial Class	2025	0.60%	1.65%	44.26	66.19	9,438	546,370	13.13%	14.32%	2.88%
	2024	0.60%	1.65%	39.12	57.90	9,841	502,153	9.82%	10.99%	2.31%
	2023	0.60%	1.65%	35.62	52.16	11,224	508,072	-3.71%	-2.69%	3.45%
	2022	0.60%	1.65%	36.99	53.61	11,115	517,591	-0.89%	0.15%	2.23%
	2021	0.60%	1.65%	37.32	53.53	13,226	621,443	12.21%	13.41%	1.76%

MFS VIT II Core Equity Portfolio - Initial Class	2025	0.60%	1.65%	45.54	54.48	2,656	139,733	10.66%	11.83%	0.46%
	2024	0.60%	1.65%	41.15	48.72	2,652	124,951	18.13%	19.39%	0.57%
	2023	0.60%	1.65%	34.84	40.80	3,098	122,927	21.13%	22.41%	0.52%
	2022	0.60%	1.65%	28.76	33.34	3,499	112,260	-18.62%	-17.76%	0.30%
	2021	0.60%	1.65%	35.34	40.54	3,586	139,144	23.26%	24.59%	0.52%

MFS VIT II High Yield Portfolio - Initial Class	2025	0.60%	1.65%	25.66	32.71	6,465	179,214	6.87%	8.00%	6.59%
	2024	0.60%	1.65%	24.01	30.29	6,544	168,797	5.17%	6.28%	6.24%
	2023	0.60%	1.65%	22.83	28.50	6,420	156,222	10.57%	11.74%	5.75%
	2022	0.60%	1.65%	20.65	25.51	6,875	149,762	-11.98%	-11.05%	5.21%
	2021	0.60%	1.65%	23.46	28.67	7,551	186,001	1.82%	2.87%	4.79%

Templeton Growth VIP Fund - Class 2	2025	0.60%	1.65%	26.92	30.16	82,597	2,481,053	21.80%	23.09%	0.87%
	2024	0.60%	1.65%	22.10	24.50	94,830	2,314,962	3.67%	4.77%	0.94%
	2023	0.60%	1.65%	21.32	23.39	94,729	2,208,078	19.04%	20.29%	3.27%
	2022	0.60%	1.65%	17.91	19.44	103,429	2,001,734	-12.95%	-12.03%	0.15%
	2021	0.60%	1.65%	20.57	22.10	114,167	2,511,203	3.16%	4.25%	1.08%

(1)	These amounts represent the annualized minimum and maximum policy expenses of the separate account, consisting primarily of mortality and expense charges, for only those subaccounts which contain investments as of the respective year end. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds have been excluded.
(2)	As the unit value is presented as a range of minimum to maximum values for only those subaccounts which existed for the entire year, some individual contract unit values may not be within the ranges presented as a result of partial year activity.
(3)	These amounts represent the total return, including changes in value of mutual funds, and reflect deductions for all items included in the fee rate. The total return does not include contract charges deducted directly from policy account values. The total return is not annualized. As the total return is presented as a range of minimum to maximum values, for only those subaccounts which existed for the entire year, some individual contract total returns may not be within the ranges presented as a result of partial year activity.
(4)	These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense guarantee charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest. Investment income ratios are not annualized.

Note: Amounts may not appear to foot/crossfoot/calculate due to rounding.

Note: Fee rate, unit value and total return minimum and maximum are the same where there is only one active contract level charge for the subaccount.

Lincoln Life Flexible Premium Variable Life Account LMB-V

NOTES TO FINANCIAL STATEMENTS (Continued)

4. PURCHASES AND SALES OF INVESTMENTS

The aggregate cost of investments purchased and the aggregate proceeds from investments sold were as follows for 2025:

	Aggregate	Aggregate
	Cost of	Proceeds
Subaccount	Purchases	from Sales

BNY Mellon Investment Portfolios - Technology Growth Portfolio - Initial Shares	$10,491	$933
BNY Mellon Stock Index Fund, Inc. - Initial Shares	460,699	480,382
BNY Mellon Sustainable U.S. Equity Portfolio, Inc. - Initial Shares	8,163	4,228
BNY Mellon Variable Investment Fund - Appreciation Portfolio - Initial Shares	61,802	24,105
Columbia Variable Portfolio - Dividend Opportunity Fund - Class 1	277,903	725,709
Columbia Variable Portfolio - Government Money Market Fund - Class 1	164,580	103,054
Columbia Variable Portfolio - Income Opportunities Fund - Class 1	130,865	119,979
Columbia Variable Portfolio - Large Cap Growth Fund - Class 1	30,836	75,596
Columbia Variable Portfolio - Small Cap Value Fund - Class 1	840,225	572,039
Columbia Variable Portfolio - Strategic Income Fund - Class 1	175,974	132,903
Franklin Growth and Income VIP Fund - Class 2	651,467	554,415
Franklin Large Cap Growth VIP Fund - Class 2	107,071	31,501
Franklin Strategic Income VIP Fund - Class 2	244,740	165,908
Invesco V.I. American Franchise Fund - Series 1	106,950	89,813
Invesco V.I. EQV International Equity Fund - Series 1	639,697	676,147
Invesco V.I. Government Securities Fund - Series 1	14,117	24,227
Invesco V.I. Technology Fund - Series 1	326,046	356,541
MFS VIT Growth Series - Initial Class	869,756	424,205
MFS VIT Investors Trust Series - Initial Class	2,005,570	441,021
MFS VIT Research Series - Initial Class	1,344,841	503,807
MFS VIT Utilities Series - Initial Class	38,476	44,627
MFS VIT II Core Equity Portfolio - Initial Class	17,121	3,906
MFS VIT II High Yield Portfolio - Initial Class	18,626	10,903
Templeton Growth VIP Fund - Class 2	282,919	426,981

Lincoln Life Flexible Premium Variable Life Account LMB-V

NOTES TO FINANCIAL STATEMENTS (Continued)

5. INVESTMENTS

The following is a summary of investments owned at December 31, 2025:

		Net	Fair
	Shares	Asset	Value of	Cost of
Subaccount	Owned	Value	Shares	Shares

BNY Mellon Investment Portfolios - Technology Growth Portfolio - Initial Shares	1,180	$22.23	$26,229	$23,374
BNY Mellon Stock Index Fund, Inc. - Initial Shares	60,691	87.15	5,289,237	3,642,388
BNY Mellon Sustainable U.S. Equity Portfolio, Inc. - Initial Shares	1,557	58.50	91,062	64,299
BNY Mellon Variable Investment Fund - Appreciation Portfolio - Initial Shares	10,263	33.67	345,541	374,175
Columbia Variable Portfolio - Dividend Opportunity Fund - Class 1	101,344	52.46	5,316,494	3,019,769
Columbia Variable Portfolio - Government Money Market Fund - Class 1	1,017,432	1.00	1,017,432	1,017,432
Columbia Variable Portfolio - Income Opportunities Fund - Class 1	182,115	6.77	1,232,918	1,250,199
Columbia Variable Portfolio - Large Cap Growth Fund - Class 1	18,536	56.86	1,053,978	377,750
Columbia Variable Portfolio - Small Cap Value Fund - Class 1	257,466	12.65	3,256,948	3,176,273
Columbia Variable Portfolio - Strategic Income Fund - Class 1	336,501	3.79	1,275,338	1,337,367
Franklin Growth and Income VIP Fund - Class 2	600,132	7.35	4,410,972	3,792,265
Franklin Large Cap Growth VIP Fund - Class 2	24,614	17.93	441,325	445,953
Franklin Strategic Income VIP Fund - Class 2	195,686	9.13	1,786,615	1,875,133
Invesco V.I. American Franchise Fund - Series 1	8,823	81.00	714,687	551,809
Invesco V.I. EQV International Equity Fund - Series 1	130,503	36.11	4,712,468	4,602,868
Invesco V.I. Government Securities Fund - Series 1	10,746	10.65	114,442	119,886
Invesco V.I. Technology Fund - Series 1	54,128	25.69	1,390,537	894,282
MFS VIT Growth Series - Initial Class	50,141	67.85	3,402,062	3,233,261
MFS VIT Investors Trust Series - Initial Class	171,554	26.16	4,487,849	5,095,827
MFS VIT Research Series - Initial Class	153,614	30.49	4,683,682	4,614,787
MFS VIT Utilities Series - Initial Class	14,481	37.73	546,370	485,345
MFS VIT II Core Equity Portfolio - Initial Class	4,390	31.83	139,733	120,527
MFS VIT II High Yield Portfolio - Initial Class	35,209	5.09	179,214	188,716
Templeton Growth VIP Fund - Class 2	175,339	14.15	2,481,053	1,906,077

Note: Fair Value of Shares may not appear to calculate due to rounding.

Lincoln Life Flexible Premium Variable Life Account LMB-V

NOTES TO FINANCIAL STATEMENTS (Continued)

6. CHANGES IN UNITS OUTSTANDING

The change in units outstanding for the year ended December 31, 2025, is as follows:

	Units	Units	Net Increase
Subaccount	Issued	Redeemed	(Decrease)

BNY Mellon Investment Portfolios - Technology Growth Portfolio - Initial Shares	9	(10)	(1)
BNY Mellon Stock Index Fund, Inc. - Initial Shares	2,418	(8,081)	(5,663)
BNY Mellon Sustainable U.S. Equity Portfolio, Inc. - Initial Shares	32	(86)	(54)
BNY Mellon Variable Investment Fund - Appreciation Portfolio - Initial Shares	235	(429)	(194)
Columbia Variable Portfolio - Dividend Opportunity Fund - Class 1	7,102	(17,563)	(10,461)
Columbia Variable Portfolio - Government Money Market Fund - Class 1	9,706	(7,535)	2,171
Columbia Variable Portfolio - Income Opportunities Fund - Class 1	3,873	(4,154)	(281)
Columbia Variable Portfolio - Large Cap Growth Fund - Class 1	685	(1,401)	(716)
Columbia Variable Portfolio - Small Cap Value Fund - Class 1	2,923	(5,630)	(2,707)
Columbia Variable Portfolio - Strategic Income Fund - Class 1	3,799	(3,992)	(193)
Franklin Growth and Income VIP Fund - Class 2	3,665	(11,290)	(7,625)
Franklin Large Cap Growth VIP Fund - Class 2	543	(625)	(82)
Franklin Strategic Income VIP Fund - Class 2	6,174	(5,893)	281
Invesco V.I. American Franchise Fund - Series 1	1,129	(2,338)	(1,209)
Invesco V.I. EQV International Equity Fund - Series 1	11,371	(26,798)	(15,427)
Invesco V.I. Government Securities Fund - Series 1	570	(1,402)	(832)
Invesco V.I. Technology Fund - Series 1	3,666	(6,323)	(2,657)
MFS VIT Growth Series - Initial Class	5,330	(7,381)	(2,051)
MFS VIT Investors Trust Series - Initial Class	3,315	(7,990)	(4,675)
MFS VIT Research Series - Initial Class	4,876	(9,440)	(4,564)
MFS VIT Utilities Series - Initial Class	290	(693)	(403)
MFS VIT II Core Equity Portfolio - Initial Class	60	(56)	4
MFS VIT II High Yield Portfolio - Initial Class	247	(326)	(79)
Templeton Growth VIP Fund - Class 2	3,103	(15,336)	(12,233)

Lincoln Life Flexible Premium Variable Life Account LMB-V

NOTES TO FINANCIAL STATEMENTS (Continued)

6. CHANGES IN UNITS OUTSTANDING

The change in units outstanding for the year ended December 31, 2024, is as follows:

	Units	Units	Net Increase
Subaccount	Issued	Redeemed	(Decrease)

BNY Mellon Investment Portfolios - Technology Growth Portfolio - Initial Shares	11	(23)	(12)
BNY Mellon Stock Index Fund, Inc. - Initial Shares	1,066	(10,138)	(9,072)
BNY Mellon Sustainable U.S. Equity Portfolio, Inc. - Initial Shares	27	(67)	(40)
BNY Mellon Variable Investment Fund - Appreciation Portfolio - Initial Shares	225	(1,325)	(1,100)
Columbia Variable Portfolio - Dividend Opportunity Fund - Class 1	7,143	(17,037)	(9,894)
Columbia Variable Portfolio - Government Money Market Fund - Class 1	11,723	(10,899)	824
Columbia Variable Portfolio - Income Opportunities Fund - Class 1	4,104	(3,359)	745
Columbia Variable Portfolio - Large Cap Growth Fund - Class 1	1,204	(3,778)	(2,574)
Columbia Variable Portfolio - Small Cap Value Fund - Class 1	4,736	(5,738)	(1,002)
Columbia Variable Portfolio - Strategic Income Fund - Class 1	3,926	(2,347)	1,579
Franklin Growth and Income VIP Fund - Class 2	2,398	(12,954)	(10,556)
Franklin Large Cap Growth VIP Fund - Class 2	94	(751)	(657)
Franklin Strategic Income VIP Fund - Class 2	6,846	(3,840)	3,006
Invesco V.I. American Franchise Fund - Series 1	272	(4,194)	(3,922)
Invesco V.I. EQV International Equity Fund - Series 1	26,406	(18,313)	8,093
Invesco V.I. Government Securities Fund - Series 1	874	(1,006)	(132)
Invesco V.I. Technology Fund - Series 1	1,263	(8,665)	(7,402)
MFS VIT Growth Series - Initial Class	2,851	(16,989)	(14,138)
MFS VIT Investors Trust Series - Initial Class	2,583	(14,696)	(12,113)
MFS VIT Research Series - Initial Class	2,163	(13,630)	(11,467)
MFS VIT Utilities Series - Initial Class	795	(2,178)	(1,383)
MFS VIT II Core Equity Portfolio - Initial Class	79	(525)	(446)
MFS VIT II High Yield Portfolio - Initial Class	280	(156)	124
Templeton Growth VIP Fund - Class 2	9,181	(9,080)	101

Lincoln Life Flexible Premium Variable Life Account LMB-V

NOTES TO FINANCIAL STATEMENTS (Continued)

7. SUBSEQUENT EVENTS

Management evaluated subsequent events through April 10, 2026, the date at which the Variable Account's financial statements were available to be issued, and determined there were no matters to be disclosed.